5. Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Major classes of bank premises and equipment
	2015	2014

Buildings and improvements	$11,176,189	$10,927,643
Land and land improvements	2,377,703	2,408,921
Furniture and equipment	8,752,908	8,443,668
Leasehold improvements	1,048,409	1,319,591
Capital lease	976,907	976,907
Other prepaid assets	514,476	54,261
	24,846,592	24,130,991
Less accumulated depreciation and amortization	(13,386,385)	(12,642,043)
	$11,460,207	$11,488,948

Minimum future rental payments
2016	$183,396
2017	130,493
2018	132,612
2019	104,326
2020	76,351
$627,178

Future Minimum Lease Payments for Capital Leases
2016	$129,755
2017	133,255
2018	138,155
2019	138,155
2020	107,155
Subsequent to 2020	37,190
Total minimum lease payments	683,665
Less amount representing interest	(125,300)
Present value of net minimum lease payments	$558,365